Reclassification of Prior Period Amounts (Details)	Mar. 31, 2025
Reclassification of Prior Period Amounts [Abstract]
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	financing leases
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets, Noncurrent